UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—57.7%

Airlines—0.6%
Southwest Airlines Co.	40,744	1,307,882

Beverages—0.6%
Constellation Brands, Inc., Class A	3,095	534,506
PepsiCo, Inc.	6,749	887,831
		1,422,337
Biotechnology—1.4%
Alexion Pharmaceuticals, Inc.*	10,304	1,235,450
Amgen, Inc.	3,946	906,396
Incyte Corp.*	9,814	1,000,145
		3,141,991
Capital markets—1.3%
Ameriprise Financial, Inc.	20,907	2,928,444

Chemicals—1.0%
FMC Corp.	7,914	778,817
Westlake Chemical Corp.	30,605	1,459,858
		2,238,675
Commercial services & supplies—1.1%
IAA, Inc.*	17,803	729,923
Stericycle, Inc.*	29,936	1,641,391
		2,371,314
Communications equipment—0.5%
Arista Networks, Inc.*	5,320	1,242,007

Consumer finance—0.5%
Synchrony Financial	55,959	1,139,885

Containers & packaging—0.6%
Berry Plastics Group, Inc.*	28,566	1,282,899

Diversified financial services—1.0%
Berkshire Hathaway, Inc., Class B*	12,076	2,241,064

Electric utilities—1.2%
NextEra Energy, Inc.	10,612	2,712,003

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)

Electrical equipment—0.4%
Rockwell Automation, Inc.	3,705	800,873

Electronic equipment, instruments & components—0.4%
Jabil, Inc.	32,632	976,349

Entertainment—1.6%
Madison Square Garden Entertainment Corp.*	7,548	598,028
Netflix, Inc.*	1,781	747,539
Take-Two Interactive Software, Inc.*	17,323	2,358,873
		3,704,440
Equity real estate investment trusts—1.8%
Crown Castle International Corp.	5,700	981,312
Prologis, Inc.	32,300	2,955,450
		3,936,762
Food products—2.4%
Bunge Ltd.	60,600	2,364,612
Mondelez International, Inc., Class A	57,222	2,982,411
		5,347,023
Health care equipment & supplies—2.0%
Abbott Laboratories	11,063	1,050,100
Boston Scientific Corp.*	38,774	1,473,024
Cooper Cos., Inc./The	2,633	834,609
Medtronic PLC	11,500	1,133,670
		4,491,403
Health care providers & services—2.0%
Laboratory Corp. of America Holdings*	18,350	3,217,122
UnitedHealth Group, Inc.	4,032	1,229,155
		4,446,277
Hotels, restaurants & leisure—1.7%
Carnival Corp.[1]	104,456	1,644,137
Starbucks Corp.	20,774	1,620,164
Wynn Resorts Ltd.	6,416	534,325
		3,798,626
Insurance—2.1%
MetLife, Inc.	53,896	1,940,795

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)

Insurance—(concluded)
Progressive Corp./The	35,892	2,788,091
		4,728,886
Interactive media & services—3.0%
Alphabet, Inc., Class A*	3,458	4,957,112
Facebook, Inc., Class A*	3,184	716,687
IAC/InterActiveCorp. *	4,093	1,106,624
		6,780,423
Internet & direct marketing retail—3.7%
Alibaba Group Holding Ltd., ADR*	2,891	599,565
Amazon.com, Inc.*	2,493	6,088,828
Booking Holdings, Inc.*	1,000	1,639,420
		8,327,813
IT services—2.4%
Fidelity National Information Services, Inc.	8,478	1,177,001
MasterCard, Inc., Class A	3,136	943,591
Visa, Inc., Class A	17,285	3,374,723
		5,495,315
Life sciences tools & services—1.3%
10X Genomics, Inc., Class A*	5,670	442,090
Bio-Rad Laboratories, Inc., Class A*	4,846	2,380,937
		2,823,027
Machinery—1.5%
AGCO Corp.	25,878	1,429,242
Ingersoll Rand, Inc.*	68,322	1,926,680
		3,355,922
Media—1.0%
ViacomCBS, Inc., Class B	104,559	2,168,554

Multiline retail—1.9%
Dollar General Corp.	7,763	1,486,692

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)

Multiline retail—(concluded)
Dollar Tree, Inc.*	28,030	2,743,296
		4,229,988
Oil, gas & consumable fuels—1.4%
Apache Corp.[1]	121,523	1,311,233
Chevron Corp.	4,519	414,393
Williams Cos., Inc./The	68,226	1,393,857
		3,119,483
Pharmaceuticals—3.1%
Elanco Animal Health, Inc.*	73,647	1,576,782
GlaxoSmithKline PLC, ADR	21,500	901,280
Johnson & Johnson	30,728	4,570,790
		7,048,852
Road & rail—0.4%
Union Pacific Corp.	5,417	920,132

Semiconductors & semiconductor equipment—3.3%
Analog Devices, Inc.	8,183	924,270
Cree, Inc.*	19,836	1,045,159
Marvell Technology Group Ltd.	48,343	1,576,949
Micron Technology, Inc.*	36,862	1,766,058
ON Semiconductor Corp.*	42,100	694,229
Qorvo, Inc.*	6,763	708,357
Universal Display Corp.	4,296	629,793
		7,344,815
Software—6.8%
Adobe, Inc.*	1,270	490,982
Autodesk, Inc.*	7,807	1,642,437
HubSpot, Inc.*	4,615	922,723
Microsoft Corp.	36,413	6,672,682
Salesforce.com, Inc.*	13,340	2,331,698
ServiceNow, Inc.*	4,297	1,666,935
Splunk, Inc.*	7,921	1,472,039
		15,199,496
Specialty retail—0.9%
Lowe's Cos., Inc.	14,864	1,937,522

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)

Technology hardware, storage & peripherals—2.6%
Apple, Inc.	16,556	5,263,815
Western Digital Corp.	14,290	634,047
		5,897,862
Trading companies & distributors—0.2%
United Rentals, Inc.*	3,481	483,476
Total Common stocks (cost—$112,650,979)		129,391,820

Preferred stocks—0.0%†

Financial services—0.0%†
Squaretwo Financial Corp.[2,3] (cost—$0)	35,000	0

	Face amount($)
Asset-backed securities—2.9%
AmeriCredit Automobile Receivables Trust,
Series 2018-1, Class D,
3.820%, due 03/18/24	175,000	179,669
Capital Auto Receivables Asset Trust,
Series 2016-3, Class D,
2.650%, due 01/20/24	125,000	125,074
Capital One Multi-Asset Execution Trust,
Series 2005-B3, Class B3,
3 mo. USD LIBOR + 0.550%,
1.769%, due 05/15/28[4]	350,000	335,046
Dell Equipment Finance Trust,
Series 2018-1, Class C,
3.530%, due 06/22/23[5]	331,000	336,225
Series 2018-1, Class D,
3.850%, due 06/24/24[5]	210,000	211,578
Drive Auto Receivables Trust,
Series 2017-1, Class D,
3.840%, due 03/15/23	87,624	88,711
Series 2018-4, Class D,
4.090%, due 01/15/26	250,000	255,176
Exeter Automobile Receivables Trust,
Series 2018-1A, Class D,
3.530%, due 11/15/23[5]	150,000	150,434

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

	Face
	amount ($)	Value ($)
Asset-backed securities—(continued)
Flagship Credit Auto Trust,
Series 2016-3, Class C,
2.720%, due 07/15/22[5]	83,865	84,114
Ford Credit Auto Owner Trust,
Series 2018-1, Class A,
3.190%, due 07/15/31[5]	560,000	586,361
Series 2020-1, Class A,
2.040%, due 08/15/31[5]	450,000	451,876
HPEFS Equipment Trust,
Series 2019-1A, Class D,
2.720%, due 09/20/29[5]	350,000	339,748
Series 2020-1A, Class D,
2.260%, due 02/20/30[5]	350,000	330,544
Invitation Homes Trust,
Series 2018-SFR1, Class C,
1 mo. USD LIBOR + 1.250%,
1.432%, due 03/17/37[4,5]	150,000	144,483
New Residential Advance Receivables Trust Advance Receivables Backed,
Series 2019-T5, Class AT5,
2.425%, due 10/15/51[5]	525,000	520,011
OneMain Direct Auto Receivables Trust,
Series 2019-1A, Class A,
3.630%, due 09/14/27[5]	550,000	576,699
Santander Drive Auto Receivables Trust,
Series 2017-2, Class D,
3.490%, due 07/17/23	150,000	152,737
Series 2018-2, Class C,
3.350%, due 07/17/23	225,000	226,637
Series 2018-2, Class D,
3.880%, due 02/15/24	225,000	228,710
Sofi Consumer Loan Program Trust,
Series 2018-1, Class B,
3.650%, due 02/25/27[5]	175,000	174,166
Series 2018-2, Class A2,
3.350%, due 04/26/27[5]	183,704	185,000
Series 2018-2, Class B,
3.790%, due 04/26/27[5]	200,000	197,903
Series 2018-3, Class B,
4.020%, due 08/25/27[5]	200,000	189,697
Series 2019-1, Class A,
3.240%, due 02/25/28[5]	205,581	207,285

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

	Face
	amount ($)	Value ($)
Asset-backed securities—(concluded)
World Financial Network Credit Card Master Trust,
Series 2016-A, Class A,
2.030%, due 04/15/25	225,000	225,949
Total asset-backed securities (cost—$6,492,468)
		6,503,833
Corporate bonds—12.8%

Advertising—0.0%†
Lamar Media Corp.
4.875%, due 01/15/29[5]	5,000	5,137
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.625%, due 03/15/30[5]	10,000	9,200
		14,337
Aerospace & defense—0.1%
Bombardier, Inc.
7.500%, due 03/15/25[5]	50,000	30,375
7.875%, due 04/15/27[5]	35,000	21,088
8.750%, due 12/01/21[5]	50,000	36,218
Raytheon Technologies Corp.
4.125%, due 11/16/28	150,000	173,897
Spirit AeroSystems, Inc.
7.500%, due 04/15/25[5]	20,000	19,888
TransDigm, Inc.
6.250%, due 03/15/26[5]	20,000	20,450
		301,916
Agriculture—0.1%
Philip Morris International, Inc.
2.900%, due 11/15/21	130,000	134,595
Reynolds American, Inc.
5.700%, due 08/15/35	70,000	83,053
		217,648
Airlines—0.0%†
Delta Air Lines, Inc.
7.000%, due 05/01/25[5]	35,000	36,174

Apparel—0.0%†
Hanesbrands, Inc.
5.375%, due 05/15/25[5]	25,000	25,625
William Carter Co./The
5.500%, due 05/15/25[5]	30,000	30,900

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)

Apparel—(concluded)
5.625%, due 03/15/27[5]	10,000	10,215
Wolverine World Wide, Inc.
6.375%, due 05/15/25[5]	30,000	31,050
		97,790
Auto manufacturers—0.2%
Allison Transmission, Inc.
5.000%, due 10/01/24[5]	40,000	40,300
5.875%, due 06/01/29[5]	15,000	15,150
Ford Motor Co.
8.500%, due 04/21/23	30,000	31,116
9.000%, due 04/22/25	10,000	10,512
General Motors Co.
6.600%, due 04/01/36	100,000	106,855
General Motors Financial Co., Inc.
3.700%, due 11/24/20	60,000	60,276
5.200%, due 03/20/23	30,000	31,231
Navistar International Corp.
9.500%, due 05/01/25[5]	25,000	26,875
		322,315
Auto parts & equipment—0.0%†
Clarios Global LP
6.750%, due 05/15/25[5]	5,000	5,189
Dana Financing Luxembourg SARL
5.750%, due 04/15/25[5]	30,000	29,700
Meritor, Inc.
6.250%, due 02/15/24	40,000	39,800
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
6.250%, due 05/15/26[5]	5,000	5,087
8.500%, due 05/15/27[5]	15,000	14,719
		94,495
Banks—3.0%
Australia & New Zealand Banking Group Ltd. MTN
2.700%, due 11/16/20	50,000	50,490
Bank of America Corp.
5.700%, due 01/24/22	550,000	593,805
6.110%, due 01/29/37	250,000	340,911
Series Z,
(fixed, converts to FRN on 10/23/24), 6.500%, due 10/23/24 [6]	25,000	26,942

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)

Banks—(continued)
Bank of America Corp. MTN
4.200%, due 08/26/24	120,000	132,339
Bank of New York Mellon Corp./The MTN
1.600%, due 04/24/25	150,000	155,238
Barclays PLC
4.337%, due 01/10/28	305,000	331,866
Citigroup, Inc.
5.500%, due 09/13/25	500,000	584,845
(fixed, converts to FRN on 01/30/23), 5.950%, due 01/30/23[6]	65,000	65,305
6.675%, due 09/13/43	125,000	180,856
Deutsche Bank AG
4.250%, due 02/04/21	150,000	151,473
Goldman Sachs Group, Inc./The
5.150%, due 05/22/45	160,000	201,694
5.750%, due 01/24/22	200,000	215,331
Goldman Sachs Group, Inc./The MTN
3 mo. USD LIBOR + 1.600%,
1.963%, due 11/29/23[4]	600,000	603,819
HSBC Holdings PLC
6.500%, due 09/15/37	100,000	134,637
JPMorgan Chase & Co.
3.875%, due 09/10/24	550,000	604,394
(fixed, converts to FRN on 07/24/47), 4.032%, due 07/24/48	200,000	233,832
4.625%, due 05/10/21	260,000	269,956
Series R,
(fixed, converts to FRN on 08/01/23), 6.000%, due 08/01/23[6]	50,000	50,555
Series V,
3 mo. USD LIBOR + 3.320%,
4.753%, due 07/01/20[4,6]	75,000	63,769
KfW
1.662%, due 04/18/36[7]	105,000	83,064
Lloyds Banking Group PLC
4.582%, due 12/10/25	200,000	216,466
Morgan Stanley
4.300%, due 01/27/45	75,000	90,892
4.875%, due 11/01/22	720,000	781,116
Morgan Stanley GMTN
4.350%, due 09/08/26	365,000	411,628

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)

Banks—(concluded)
Royal Bank of Scotland Group PLC
(fixed, converts to FRN on 09/30/31), 7.648%, due 09/30/31[6]	25,000	35,625
Standard Chartered PLC
(fixed, converts to FRN on 07/30/37), 7.014%, due 07/30/37[5,6]	100,000	108,500
Wells Fargo & Co. MTN
(fixed, converts to FRN on 06/17/26), 3.196%, due 06/17/27	95,000	100,965
		6,820,313
Beverages—0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, due 02/01/36	75,000	85,514
4.900%, due 02/01/46	30,000	34,788
		120,302
Biotechnology—0.2%
Biogen, Inc.
5.200%, due 09/15/45	50,000	66,503
Gilead Sciences, Inc.
2.950%, due 03/01/27	200,000	220,707
4.750%, due 03/01/46	50,000	66,426
		353,636
Building materials—0.1%
Boise Cascade Co.
5.625%, due 09/01/24[5]	40,000	40,700
Builders FirstSource, Inc.
5.000%, due 03/01/30[5]	15,000	14,062
6.750%, due 06/01/27[5]	5,000	5,263
JELD-WEN, Inc.
4.625%, due 12/15/25[5]	10,000	9,475
4.875%, due 12/15/27[5]	15,000	14,063
Patrick Industries, Inc.
7.500%, due 10/15/27[5]	35,000	35,087

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)

Building materials—(concluded)
Summit Materials LLC/Summit Materials Finance Corp.
6.500%, due 03/15/27[5]	25,000	25,312
		143,962
Chemicals—0.2%
CF Industries, Inc.
5.375%, due 03/15/44	50,000	53,375
DuPont de Nemours, Inc.
4.725%, due 11/15/28	100,000	118,790
NOVA Chemicals Corp.
5.250%, due 06/01/27[5]	75,000	63,497
Nutrien Ltd.
4.200%, due 04/01/29	100,000	113,722
Polyone Corp.
5.750%, due 05/15/25[5]	20,000	20,954
W.R. Grace & Co.-Conn.
5.625%, due 10/01/24[5]	50,000	50,875
		421,213
Commercial services—0.2%
ASGN, Inc.
4.625%, due 05/15/28[5]	30,000	28,586
Garda World Security Corp.
9.500%, due 11/01/27[5]	27,000	28,022
Herc Holdings, Inc.
5.500%, due 07/15/27[5]	30,000	29,213
RR Donnelley & Sons Co.
7.875%, due 03/15/21	10,000	9,950
Service Corp. International
5.125%, due 06/01/29	35,000	37,712
TMS International Holding Corp.
7.250%, due 08/15/25[5]	50,000	38,500
United Rentals North America, Inc.
3.875%, due 11/15/27	40,000	40,100
4.000%, due 07/15/30	35,000	34,103
6.500%, due 12/15/26	25,000	26,719

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)

Commercial services—(concluded)
WW International, Inc.
8.625%, due 12/01/25[5]	50,000	52,125
		325,030
Computers—0.2%
Apple, Inc.
3.850%, due 05/04/43	110,000	135,386
Banff Merger Sub, Inc.
9.750%, due 09/01/26[5]	50,000	50,184
Booz Allen Hamilton, Inc.
5.125%, due 05/01/25[5]	50,000	50,575
Dell International LLC/EMC Corp.
4.420%, due 06/15/21[5]	50,000	50,938
NCR Corp.
6.125%, due 09/01/29[5]	20,000	19,950
6.375%, due 12/15/23	75,000	76,679
8.125%, due 04/15/25[5]	10,000	10,762
Science Applications International Corp.
4.875%, due 04/01/28[5]	10,000	10,213
Western Digital Corp.
4.750%, due 02/15/26	50,000	52,625
		457,312
Cosmetics & personal care—0.1%
Avon International Capital PLC
6.500%, due 08/15/22[5]	80,000	77,600
Avon International Operations, Inc.
7.875%, due 08/15/22[5]	25,000	24,907
		102,507
Distribution & wholesale—0.1%
American Builders & Contractors Supply Co., Inc.
4.000%, due 01/15/28[5]	10,000	10,050
HD Supply, Inc.
5.375%, due 10/15/26[5]	25,000	25,875
IAA, Inc.
5.500%, due 06/15/27[5]	35,000	35,525
Performance Food Group, Inc.
5.500%, due 10/15/27[5]	10,000	9,801

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)

Distribution & wholesale—(concluded)
6.875%, due 05/01/25[5]	30,000	31,425
		112,676
Diversified financial services—0.4%
Ally Financial, Inc.
4.125%, due 02/13/22	100,000	102,221
Capital One Bank USA N.A.
3.375%, due 02/15/23	70,000	72,459
GE Capital International Funding Co. Unlimited Co.
2.342%, due 11/15/20	200,000	201,323
4.418%, due 11/15/35	200,000	199,687
goeasy Ltd.
5.375%, due 12/01/24[5]	10,000	9,375
Nationstar Mortgage Holdings, Inc.
6.000%, due 01/15/27[5]	30,000	27,000
Navient Corp. MTN
7.250%, due 01/25/22	50,000	49,750
NFP Corp.
6.875%, due 07/15/25[5]	8,000	7,700
Quicken Loans LLC
5.750%, due 05/01/25[5]	60,000	61,200
Springleaf Finance Corp.
5.375%, due 11/15/29	10,000	8,865
5.625%, due 03/15/23	35,000	34,300
6.125%, due 03/15/24	30,000	29,109
7.125%, due 03/15/26	100,000	98,500
8.875%, due 06/01/25	15,000	15,600
		917,089
Electric—1.0%
Alabama Power Co.
6.000%, due 03/01/39	30,000	41,881
Berkshire Hathaway Energy Co.
3.750%, due 11/15/23	80,000	87,724
4.450%, due 01/15/49	150,000	189,244
Calpine Corp.
5.125%, due 03/15/28[5]	30,000	30,450
5.250%, due 06/01/26[5]	30,000	31,065
Clearway Energy Operating LLC
4.750%, due 03/15/28[5]	25,000	25,813
Dominion Energy, Inc.
3.900%, due 10/01/25	150,000	166,997

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)

Electric—(concluded)
DTE Electric Co.
3.950%, due 03/01/49	100,000	120,836
Duke Energy Ohio, Inc.
4.300%, due 02/01/49	250,000	315,065
Exelon Corp.
3.400%, due 04/15/26	170,000	188,369
4.450%, due 04/15/46	150,000	176,101
Florida Power & Light Co.
5.950%, due 02/01/38	45,000	67,562
Indiana Michigan Power Co.,
Series K,
4.550%, due 03/15/46	100,000	123,905
National Rural Utilities Cooperative Finance Corp.
3.900%, due 11/01/28	100,000	114,426
Northern States Power Co.
2.600%, due 05/15/23	50,000	51,870
NRG Energy, Inc.
5.250%, due 06/15/29[5]	10,000	10,900
6.625%, due 01/15/27	40,000	42,600
7.250%, due 05/15/26	35,000	37,657
Oncor Electric Delivery Co. LLC
3.750%, due 04/01/45	40,000	46,511
Southern Power Co.
5.250%, due 07/15/43	60,000	67,965
Talen Energy Supply LLC
7.250%, due 05/15/27[5]	5,000	5,103
10.500%, due 01/15/26[5]	60,000	47,400
Virginia Electric and Power Co.
4.600%, due 12/01/48	100,000	130,287
Vistra Operations Co. LLC
5.000%, due 07/31/27[5]	65,000	68,006
5.500%, due 09/01/26[5]	85,000	89,250
		2,276,987
Electrical components & equipment—0.0%†
Energizer Holdings, Inc.
6.375%, due 07/15/26[5]	25,000	26,500

Energy-Alternate Sources—0.0%†
TerraForm Power Operating LLC
4.750%, due 01/15/30[5]	50,000	51,875

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)

Engineering & construction—0.1%
AECOM
5.125%, due 03/15/27	55,000	58,358
5.875%, due 10/15/24	20,000	21,434
New Enterprise Stone & Lime Co., Inc.
6.250%, due 03/15/26[5]	35,000	33,950
10.125%, due 04/01/22[5]	75,000	74,250
		187,992
Entertainment—0.1%
Caesars Resort Collection LLC/CRC Finco, Inc.
5.250%, due 10/15/25[5]	35,000	31,128
Eldorado Resorts, Inc.
6.000%, due 09/15/26	40,000	41,800
Jacobs Entertainment, Inc.
7.875%, due 02/01/24[5]	35,000	26,600
Live Nation Entertainment, Inc.
6.500%, due 05/15/27[5]	10,000	10,619
Penn National Gaming, Inc.
5.625%, due 01/15/27[5]	30,000	28,211
Six Flags Theme Parks, Inc.
7.000%, due 07/01/25[5]	30,000	31,875
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.875%, due 11/01/27[5]	35,000	29,400
		199,633
Environmental control—0.1%
Clean Harbors, Inc.
4.875%, due 07/15/27[5]	15,000	15,525
5.125%, due 07/15/29[5]	25,000	26,260
Covanta Holding Corp.
5.875%, due 07/01/25	60,000	59,263
Harsco Corp.
5.750%, due 07/31/27[5]	15,000	14,680
Waste Pro USA, Inc.
5.500%, due 02/15/26[5]	60,000	59,311
		175,039
Food—0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.875%, due 02/15/30[5]	20,000	20,725
5.875%, due 02/15/28[5]	15,000	16,055
7.500%, due 03/15/26[5]	30,000	33,487

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)

Food—(concluded)
Chobani LLC/Chobani Finance Corp., Inc.
7.500%, due 04/15/25[5]	55,000	54,725
JBS USA LUX SA/JBS USA Finance, Inc.
5.875%, due 07/15/24[5]	100,000	101,625
6.750%, due 02/15/28[5]	50,000	54,116
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500%, due 01/15/30[5]	25,000	25,937
6.500%, due 04/15/29[5]	30,000	32,625
Kraft Heinz Foods Co.
3.875%, due 05/15/27[5]	50,000	52,238
4.250%, due 03/01/31[5]	50,000	53,204
4.625%, due 01/30/29	20,000	21,575
Kroger Co./The
2.800%, due 08/01/22	100,000	104,439
3.850%, due 08/01/23	160,000	173,885
Lamb Weston Holdings, Inc.
4.875%, due 05/15/28[5]	5,000	5,236
Post Holdings, Inc.
5.500%, due 12/15/29[5]	5,000	5,225
		755,097
Healthcare-products—0.1%
Abbott Laboratories
3.750%, due 11/30/26	62,000	72,629
Hill-Rom Holdings, Inc.
4.375%, due 09/15/27[5]	10,000	10,262
Hologic, Inc.
4.375%, due 10/15/25[5]	10,000	10,223
4.625%, due 02/01/28[5]	10,000	10,350
Medtronic, Inc.
4.375%, due 03/15/35	47,000	59,907
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
7.250%, due 02/01/28[5]	20,000	19,900
Zimmer Biomet Holdings, Inc.
4.250%, due 08/15/35	50,000	52,995
		236,266
Healthcare-services—0.4%
Catalent Pharma Solutions, Inc.
5.000%, due 07/15/27[5]	30,000	30,750
Centene Corp.
4.250%, due 12/15/27	20,000	20,892

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)

Healthcare-services—(concluded)
4.625%, due 12/15/29	95,000	102,267
5.250%, due 04/01/25[5]	50,000	51,468
Charles River Laboratories International, Inc.
4.250%, due 05/01/28[5]	10,000	10,084
CHS/Community Health Systems, Inc.
8.000%, due 03/15/26[5]	40,000	39,075
8.625%, due 01/15/24[5]	30,000	30,150
DaVita, Inc.
4.625%, due 06/01/30[5,8]	25,000	24,938
Encompass Health Corp.
4.500%, due 02/01/28	30,000	30,450
HCA, Inc.
3.500%, due 09/01/30	55,000	54,165
5.375%, due 02/01/25	120,000	131,723
IQVIA, Inc.
5.000%, due 05/15/27[5]	25,000	26,063
LifePoint Health, Inc.
4.375%, due 02/15/27[5]	60,000	57,900
6.750%, due 04/15/25[5]	5,000	5,275
MEDNAX, Inc.
6.250%, due 01/15/27[5]	20,000	18,700
Molina Healthcare, Inc.
4.375%, due 06/15/28[5,8]	5,000	5,044
4.875%, due 06/15/25[5]	30,000	30,525
Select Medical Corp.
6.250%, due 08/15/26[5]	55,000	57,819
Tenet Healthcare Corp.
4.625%, due 07/15/24	35,000	35,438
4.875%, due 01/01/26[5]	35,000	35,970
5.125%, due 11/01/27[5]	35,000	36,138
8.125%, due 04/01/22	55,000	57,475
UnitedHealth Group, Inc.
4.625%, due 07/15/35	40,000	52,157
		944,466

Home builders—0.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.
4.875%, due 02/15/30[5]	30,000	25,491
Installed Building Products, Inc.
5.750%, due 02/01/28[5]	10,000	10,150
KB Home
4.800%, due 11/15/29	10,000	10,090

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)

Home builders—(concluded)
6.875%, due 06/15/27	65,000	71,825
Lennar Corp.
5.250%, due 06/01/26	25,000	26,875
Mattamy Group Corp.
4.625%, due 03/01/30[5]	25,000	23,094
PulteGroup, Inc.
6.000%, due 02/15/35	10,000	11,200
6.375%, due 05/15/33	10,000	11,350
Shea Homes LP/Shea Homes Funding Corp.
4.750%, due 02/15/28[5]	25,000	23,250
Williams Scotsman International, Inc.
6.875%, due 08/15/23[5]	30,000	30,375
		243,700

Household products/wares—0.0%†
Kimberly-Clark Corp.
3.625%, due 08/01/20	45,000	45,212
Prestige Brands, Inc.
6.375%, due 03/01/24[5]	25,000	25,719
Spectrum Brands, Inc.
5.000%, due 10/01/29[5]	5,000	4,881
		75,812

Housewares—0.0%†
Newell Brands, Inc.
4.875%, due 06/01/25	50,000	51,865
Insurance—0.4%
American International Group, Inc.
2.500%, due 06/30/25	75,000	77,579
Berkshire Hathaway Finance Corp.
3.000%, due 05/15/22	150,000	158,029
4.250%, due 01/15/49	100,000	125,257
CNO Financial Group, Inc.
5.250%, due 05/30/29	15,000	15,607
HUB International Ltd.
7.000%, due 05/01/26[5]	50,000	51,354
Lincoln National Corp.
4.000%, due 09/01/23	150,000	162,334
MetLife, Inc.
4.125%, due 08/13/42	80,000	91,672

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)

Insurance—(concluded)
Prudential Financial, Inc. MTN
6.625%, due 06/21/40	110,000	160,438
Teachers Insurance & Annuity Association of America
4.270%, due 05/15/47[5]	50,000	58,784
		901,054

Internet—0.0%†
Match Group, Inc.
4.625%, due 06/01/28[5]	20,000	20,550
Netflix, Inc.
5.875%, due 02/15/25	50,000	56,010
		76,560

Investment companies—0.0%†
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250%, due 02/01/22	35,000	35,175

Leisure Time—0.0%†
VOC Escrow Ltd.
5.000%, due 02/15/28[5]	20,000	16,400

Lodging—0.0%†
Boyd Gaming Corp.
4.750%, due 12/01/27[5]	20,000	18,419
8.625%, due 06/01/25[5]	10,000	10,690
Wyndham Destinations, Inc.
4.625%, due 03/01/30[5]	25,000	21,625
		50,734
Machinery-diversified—0.1%
John Deere Capital Corp. MTN
2.450%, due 09/11/20	40,000	40,231
Mueller Water Products, Inc.
5.500%, due 06/15/26[5]	45,000	46,350
Tennant Co.
5.625%, due 05/01/25	30,000	30,075
		116,656
Media—0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500%, due 08/15/30[5]	5,000	5,188
4.500%, due 05/01/32[5]	5,000	5,164

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)

Media—(continued)
4.750%, due 03/01/30[5]	25,000	26,125
5.125%, due 05/01/27[5]	20,000	21,000
5.375%, due 06/01/29[5]	50,000	53,875
5.750%, due 02/15/26[5]	85,000	88,628
5.875%, due 05/01/27[5]	75,000	78,562
Charter Communications Operating LLC/Charter Communications Operating Capital
4.200%, due 03/15/28	150,000	166,995
Comcast Corp.
3.969%, due 11/01/47	235,000	276,625
4.600%, due 10/15/38	75,000	93,098
CSC Holdings LLC
7.500%, due 04/01/28[5]	25,000	27,687
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375%, due 08/15/26[5]	25,000	19,875
6.625%, due 08/15/27[5]	25,000	15,043
Fox Corp.
3.050%, due 04/07/25	25,000	26,584
Liberty Interactive LLC
8.250%, due 02/01/30	30,000	27,761
Nexstar Broadcasting, Inc.
5.625%, due 08/01/24[5]	50,000	51,000
5.625%, due 07/15/27[5]	10,000	10,250
Sirius XM Radio, Inc.
5.375%, due 04/15/25[5]	100,000	102,613
5.500%, due 07/01/29[5]	30,000	32,025
TEGNA, Inc.
4.625%, due 03/15/28[5]	20,000	19,000
5.000%, due 09/15/29[5]	25,000	23,688
Time Warner Cable, Inc.
6.550%, due 05/01/37	25,000	31,892
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	35,000	41,183
TWDC Enterprises 18 Corp. GMTN
2.150%, due 09/17/20	50,000	50,235
Walt Disney Co./The
4.950%, due 10/15/45	70,000	89,687

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)

Media—(concluded)
Ziggo BV
5.500%, due 01/15/27[5]	150,000	157,774
		1,541,557
Mining—0.2%
Alcoa Nederland Holding BV
6.750%, due 09/30/24[5]	10,000	10,150
Arconic Corp.
6.000%, due 05/15/25[5]	30,000	31,082
Freeport-McMoRan, Inc.
4.125%, due 03/01/28	35,000	34,037
4.250%, due 03/01/30	35,000	33,950
4.550%, due 11/14/24	25,000	25,438
Hudbay Minerals, Inc.
7.250%, due 01/15/23[5]	30,000	28,371
Kaiser Aluminum Corp.
4.625%, due 03/01/28[5]	20,000	18,900
Kinross Gold Corp.
5.950%, due 03/15/24	150,000	167,826
Novelis Corp.
5.875%, due 09/30/26[5]	50,000	51,209
Southern Copper Corp.
6.750%, due 04/16/40	90,000	116,016
		516,979
Miscellaneous manufacturers—0.2%
Amsted Industries, Inc.
4.625%, due 05/15/30[5]	10,000	9,400
5.625%, due 07/01/27[5]	15,000	15,235
Eaton Corp.
2.750%, due 11/02/22	70,000	73,227
General Electric Co. MTN
4.650%, due 10/17/21	100,000	103,777
Illinois Tool Works, Inc.
2.650%, due 11/15/26	110,000	121,805
		323,444
Office & business equipment—0.0%†
CDW LLC/CDW Finance Corp.
4.125%, due 05/01/25	5,000	5,113

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)

Oil & gas—0.5%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.000%, due 11/01/26[5]	20,000	13,540
10.000%, due 04/01/22[5]	14,000	12,250
Cenovus Energy, Inc.
3.000%, due 08/15/22	15,000	14,252
4.250%, due 04/15/27	30,000	27,228
Continental Resources, Inc.
3.800%, due 06/01/24	20,000	17,400
4.500%, due 04/15/23	20,000	18,506
5.000%, due 09/15/22	55,000	52,288
Denbury Resources, Inc.
9.000%, due 05/15/21[5]	25,000	10,750
Ecopetrol SA
5.375%, due 06/26/26	225,000	238,641
EQT Corp.
6.125%, due 02/01/25[9]	20,000	20,441
Equinor ASA
4.800%, due 11/08/43	50,000	63,816
Hilcorp Energy I LP/Hilcorp Finance Co.
5.000%, due 12/01/24[5]	15,000	13,200
5.750%, due 10/01/25[5]	30,000	27,000
Marathon Petroleum Corp.
4.750%, due 09/15/44	60,000	60,668
MEG Energy Corp.
6.500%, due 01/15/25[5]	37,000	36,463
Nabors Industries Ltd.
7.250%, due 01/15/26[5]	10,000	5,700
Nabors Industries, Inc.
5.750%, due 02/01/25	25,000	7,750
Noble Holding International Ltd.
6.200%, due 08/01/40	35,000	700
Oasis Petroleum, Inc.
6.250%, due 05/01/26[5]	5,000	825
Occidental Petroleum Corp.
3.500%, due 06/15/25	50,000	38,969
5.550%, due 03/15/26	75,000	63,750
6.950%, due 07/01/24	30,000	27,159
Series 1,
4.100%, due 02/01/21	25,000	24,500
PBF Holding Co. LLC/PBF Finance Corp.
6.000%, due 02/15/28[5]	40,000	33,600
9.250%, due 05/15/25[5]	27,000	29,233

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)

Oil & gas—(concluded)
Precision Drilling Corp.
7.750%, due 12/15/23	15,000	8,119
QEP Resources, Inc.
5.250%, due 05/01/23	25,000	13,313
Shell International Finance BV
4.375%, due 05/11/45	100,000	123,193
Sunoco LP/Sunoco Finance Corp.
5.875%, due 03/15/28	15,000	15,187
W&T Offshore, Inc.
9.750%, due 11/01/23[5]	25,000	14,125
WPX Energy, Inc.
4.500%, due 01/15/30	15,000	13,753
5.250%, due 09/15/24	70,000	69,475
		1,115,794
Oil & gas services—0.0%†
Archrock Partners LP/Archrock Partners Finance Corp.
6.250%, due 04/01/28[5]	10,000	9,525
6.875%, due 04/01/27[5]	30,000	28,650
Calfrac Holdings LP
8.500%, due 06/15/26[5]	16,000	480
10.875%, due 03/15/26[5]	7,700	1,540
USA Compression Partners LP/USA Compression Finance Corp.
6.875%, due 04/01/26	10,000	9,625
6.875%, due 09/01/27	35,000	33,337
		83,157
Packaging & containers—0.1%
Cascades, Inc./Cascades USA, Inc.
5.125%, due 01/15/26[5]	32,000	32,800
Graphic Packaging International LLC
3.500%, due 03/15/28[5]	35,000	34,125
4.750%, due 07/15/27[5]	15,000	15,713
Greif, Inc.
6.500%, due 03/01/27[5]	15,000	15,150
OI European Group BV
4.000%, due 03/15/23[5]	50,000	49,375
Owens-Brockway Glass Container, Inc.
5.875%, due 08/15/23[5]	30,000	31,125
Silgan Holdings, Inc.
4.125%, due 02/01/28[5]	10,000	10,047

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)

Packaging & containers—(concluded)
Trident TPI Holdings, Inc.
6.625%, due 11/01/25[5]	25,000	22,250
		210,585
Pharmaceuticals—0.5%
AbbVie, Inc.
3.200%, due 05/14/26	30,000	32,626
3.800%, due 03/15/25[5]	90,000	99,130
4.450%, due 05/14/46	200,000	231,465
Bausch Health Americas, Inc.
8.500%, due 01/31/27[5]	90,000	98,357
Bausch Health Cos., Inc.
5.000%, due 01/30/28[5]	25,000	24,156
5.250%, due 01/30/30[5]	10,000	9,825
5.875%, due 05/15/23[5]	3,000	2,998
6.250%, due 02/15/29[5]	15,000	15,375
7.000%, due 03/15/24[5]	60,000	62,087
9.000%, due 12/15/25[5]	20,000	21,875
Bristol-Myers Squibb Co.
4.125%, due 06/15/39[5]	150,000	189,892
CVS Health Corp.
3.500%, due 07/20/22	60,000	63,258
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.000%, due 07/15/23[5]	25,000	19,469
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.875%, due 09/01/25[5]	20,000	20,275
Par Pharmaceutical, Inc.
7.500%, due 04/01/27[5]	25,000	25,467
Pfizer, Inc.
7.200%, due 03/15/39	70,000	114,753
		1,031,008
Pipelines—0.5%
Buckeye Partners LP
4.125%, due 03/01/25[5]	10,000	9,813
4.125%, due 12/01/27	15,000	14,475
5.850%, due 11/15/43	25,000	20,844
Cheniere Corpus Christi Holdings LLC
5.875%, due 03/31/25	80,000	88,075
Cheniere Energy Partners LP
4.500%, due 10/01/295	15,000	14,663
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)

Pipelines—(concluded)
5.625%, due 05/01/27[5]	25,000	21,750
5.750%, due 04/01/25	35,000	32,550
DCP Midstream Operating LP
5.375%, due 07/15/25	25,000	24,177
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.750%, due 05/15/25	50,000	48,250
Enterprise Products Operating LLC
2.850%, due 04/15/21	40,000	40,610
EQM Midstream Partners LP
5.500%, due 07/15/28	25,000	23,124
Genesis Energy LP/Genesis Energy Finance Corp.
6.000%, due 05/15/23	25,000	23,562
Hess Midstream Operations LP
5.625%, due 02/15/26[5]	45,000	43,425
Holly Energy Partners LP/Holly Energy Finance Corp.
5.000%, due 02/01/28[5]	20,000	19,700
Kinder Morgan, Inc.
5.550%, due 06/01/45	120,000	146,965
MPLX LP
4.875%, due 06/01/25	120,000	127,728
PBF Logistics LP/PBF Logistics Finance Corp.
6.875%, due 05/15/23	25,000	23,812
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	80,000	88,777
Sunoco Logistics Partners Operations LP
5.400%, due 10/01/47	100,000	99,333
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.000%, due 01/15/28	75,000	72,937
Western Midstream Operating LP
3.100%, due 02/01/25[9]	40,000	37,225
4.650%, due 07/01/26	25,000	23,318
Williams Cos., Inc./The
4.300%, due 03/04/24	80,000	86,023
		1,131,136
Real estate investment trusts—0.2%
AvalonBay Communities, Inc. GMTN
3.450%, due 06/01/25	70,000	75,807
Boston Properties LP
2.750%, due 10/01/26	40,000	41,205

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)

Real estate investment trusts—(concluded)
Equinix, Inc.
5.375%, due 05/15/27	65,000	69,980
Iron Mountain, Inc.
4.875%, due 09/15/27[5]	40,000	40,200
iStar, Inc.
4.750%, due 10/01/24	30,000	27,000
5.250%, due 09/15/22	50,000	48,274
Ladder Capital Finance Holdings LLP/Ladder Capital Finance Corp.
4.250%, due 02/01/27[5]	10,000	8,350
5.250%, due 10/01/25[5]	40,000	34,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
4.500%, due 09/01/26	38,000	37,335
Ventas Realty LP
3.500%, due 02/01/25	35,000	34,840
VEREIT Operating Partnership LP
4.875%, due 06/01/26	15,000	14,952
		431,943
Retail—0.3%
1011778 BC ULC/New Red Finance, Inc.
3.875%, due 01/15/28[5]	5,000	4,926
5.000%, due 10/15/25[5]	70,000	70,748
5.750%, due 04/15/25[5]	5,000	5,311
Asbury Automotive Group, Inc.
4.500%, due 03/01/28[5]	5,000	4,738
4.750%, due 03/01/30[5]	5,000	4,800
Beacon Roofing Supply, Inc.
4.500%, due 11/15/26[5]	5,000	4,900
Home Depot, Inc./The
2.125%, due 09/15/26	50,000	53,922
3.350%, due 09/15/25	40,000	44,860
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, due 06/01/27[5]	35,000	36,284
Lithia Motors, Inc.
4.625%, due 12/15/27[5]	15,000	14,475
Macy's, Inc.
8.375%, due 06/15/25[5,8]	5,000	5,069
McDonald's Corp. MTN
3.800%, due 04/01/28	225,000	258,510
4.875%, due 12/09/45	20,000	25,371
Michaels Stores, Inc.
8.000%, due 07/15/27[5]	35,000	28,175

	Face amount ($)	Value ($)
Corporate bonds—(continued)

Retail—(concluded)
PetSmart, Inc.
7.125%, due 03/15/23[5]	20,000	19,400
8.875%, due 06/01/25[5]	20,000	19,850
QVC, Inc.
4.750%, due 02/15/27	10,000	9,525
4.850%, due 04/01/24	25,000	24,250
5.125%, due 07/02/22	10,000	9,987
Yum! Brands, Inc.
4.750%, due 01/15/30[5]	10,000	10,366
7.750%, due 04/01/25[5]	10,000	11,050
		666,517
Semiconductors—0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.125%, due 01/15/25	40,000	41,351
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875%, due 06/18/26[5]	95,000	102,607
Qorvo, Inc.
4.375%, due 10/15/29[5]	15,000	15,356
5.500%, due 07/15/26	30,000	31,425
QUALCOMM, Inc.
3.250%, due 05/20/27	80,000	89,029
Texas Instruments, Inc.
1.850%, due 05/15/22	90,000	92,348
		372,116
Software—0.6%
Boxer Parent Co., Inc.
7.125%, due 10/02/25[5,8]	2,000	2,090
CDK Global, Inc.
5.250%, due 05/15/29[5]	10,000	10,200
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.750%, due 03/01/25[5]	40,000	39,943
Fiserv, Inc.
3.200%, due 07/01/26	90,000	97,921
3.500%, due 07/01/29	200,000	220,718
Microsoft Corp.
2.375%, due 02/12/22	180,000	186,165
4.450%, due 11/03/45	220,000	302,019
MSCI, Inc.
3.625%, due 09/01/30[5]	5,000	5,119
5.375%, due 05/15/27[5]	15,000	16,125

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)

Software—(concluded)
5.750%, due 08/15/25[5]	25,000	25,952
Open Text Corp.
5.875%, due 06/01/26[5]	30,000	30,975
Oracle Corp.
2.500%, due 05/15/22	130,000	134,546
2.800%, due 04/01/27	50,000	54,216
5.375%, due 07/15/40	120,000	162,705
		1,288,694
Telecommunications—0.9%
America Movil SAB de CV
3.125%, due 07/16/22	40,000	40,848
AT&T, Inc.
3.550%, due 06/01/24	150,000	161,609
6.000%, due 08/15/40	270,000	348,659
CenturyLink, Inc.
5.125%, due 12/15/26[5]	25,000	25,250
5.625%, due 04/01/25	10,000	10,300
Series Y,
7.500%, due 04/01/24	55,000	60,500
CommScope, Inc.
8.250%, due 03/01/27[5]	65,000	67,762
Consolidated Communications, Inc.
6.500%, due 10/01/22	50,000	47,944
Deutsche Telekom International Finance BV
8.750%, due 06/15/30[9]	150,000	227,444
Frontier Communications Corp.
0.000%, due 04/01/27[5,10]	40,000	41,150
Level 3 Financing, Inc.
5.375%, due 05/01/25	100,000	102,731
Rogers Communications, Inc.
5.000%, due 03/15/44	40,000	51,637
Sprint Capital Corp.
6.875%, due 11/15/28	25,000	30,875
8.750%, due 03/15/32	35,000	50,312
Sprint Corp.
7.625%, due 02/15/25	30,000	34,988
7.625%, due 03/01/26	10,000	11,950
7.875%, due 09/15/23	75,000	85,125
T-Mobile USA, Inc.
6.375%, due 03/01/25	100,000	103,131

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

	Face
	amount ($)	Value ($)
Corporate bonds—(concluded)

Telecommunications—(concluded)
Telecom Italia Capital SA
6.375%, due 11/15/33	20,000	22,350
Telesat Canada/Telesat LLC
6.500%, due 10/15/27[5]	25,000	24,517
Verizon Communications, Inc.
3.376%, due 02/15/25	193,000	213,980
4.016%, due 12/03/29	182,000	214,441
4.862%, due 08/21/46	50,000	67,082
ViaSat, Inc.
5.625%, due 09/15/25[5]	50,000	48,739
5.625%, due 04/15/27[5]	15,000	15,156
Zayo Group Holdings, Inc.
4.000%, due 03/01/27[5]	5,000	4,925
		2,113,405
Transportation—0.2%
Burlington Northern Santa Fe LLC
3.050%, due 03/15/22	150,000	155,964
5.150%, due 09/01/43	110,000	146,976
Norfolk Southern Corp.
3.250%, due 12/01/21	70,000	72,129
3.400%, due 11/01/49	50,000	54,596
United Parcel Service, Inc.
3.750%, due 11/15/47	50,000	57,063
		486,728
Total corporate bonds (cost—$27,515,685)		28,598,702

Mortgage-backed securities—3.4%
Angel Oak Mortgage Trust,
Series 2019-5, Class A1,
2.593%, due 10/25/49[5,11]	301,939	304,029
Angel Oak Mortgage Trust I LLC,
Series 2018-3, Class A1,
3.649%, due 09/25/48[5,11]	161,375	163,475
Series 2019-4, Class A1,
2.993%, due 07/26/49[5,11]	340,206	344,103
Ashford Hospitality Trust,
Series 2018-ASHF, Class D,
1 mo. USD LIBOR + 2.100%,
2.284%, due 04/15/35[4,5]	200,000	165,269

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
Bank,
Series 2017-BNK7, Class C,
4.050%, due 09/15/60[11]	200,000	173,735
Series 2018-BN14, Class E,
3.000%, due 09/15/60[5]	350,000	180,239
BBCMS Trust,
Series 2015-SRCH, Class A2,
4.197%, due 08/10/35[5]	350,000	384,472
BENCHMARK Mortgage Trust,
Series 2019-B10, Class C,
3.750%, due 03/15/62	250,000	218,754
Series 2019-B10, Class D,
3.000%, due 03/15/62[5]	227,000	138,309
CD Mortgage Trust,
Series 2018-CD7, Class D,
3.101%, due 08/15/51[5,11]	334,000	190,973
CHT Mortgage Trust,
Series 2017-CSMO, Class D,
1 mo. USD LIBOR + 2.250%,
2.434%, due 11/15/36[4,5]	375,000	337,436
Citigroup Commercial Mortgage Trust,
Series 2017-C4, Class D,
3.000%, due 10/12/50[5]	300,000	178,112
Series 2017-P8, Class D,
3.000%, due 09/15/50[5]	450,000	196,203
COMM Mortgage Trust,
Series 2015-CR24, Class D,
3.463%, due 08/10/48[11]	150,000	102,168
Series 2016-DC2, Class A5,
3.765%, due 02/10/49	160,000	170,023
Series 2017-COR2, Class C,
4.561%, due 09/10/50[11]	500,000	429,281
Deephaven Residential Mortgage Trust,
Series 2018-3A, Class A1,
3.789%, due 08/25/58[5,11]	229,085	231,541
FREMF Mortgage Trust,
Series 2017-K64, Class B,
3.981%, due 05/25/50[5,11]	50,000	50,800
GS Mortgage Securities Trust,
Series 2020-GC47, Class A5,
2.377%, due 05/12/53	100,000	103,092
Hilton USA Trust,
Series 2016-SFP, Class B,
3.323%, due 11/05/35[5]	425,000	407,282

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(continued)
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2018-ASH8, Class D,
1 mo. USD LIBOR + 2.050%,
2.234%, due 02/15/35[4,5]	150,000	122,030
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class AS,
3.800%, due 01/15/48	250,000	259,750
Series 2015-C29, Class D,
3.704%, due 05/15/48[11]	150,000	84,840
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2, Class D,
3.396%, due 06/15/49[5,11]	300,000	191,116
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C32, Class AS,
3.994%, due 12/15/49[11]	260,000	273,719
Series 2017-C34, Class C,
4.185%, due 11/15/52[11]	150,000	122,044
Morgan Stanley Capital I,
Series 2017-HR2, Class C,
4.225%, due 12/15/50[11]	250,000	203,913
Series 2017-HR2, Class D,
2.730%, due 12/15/50	125,000	71,656
Residential Mortgage Loan Trust,
Series 2019-3, Class A1,
2.633%, due 09/25/59[5,11]	317,402	317,360
Series 2020-1, Class A1,
2.376%, due 02/25/24[5,11]	120,939	119,131
RETL,
Series 2019-RVP, Class C,
1 mo. USD LIBOR + 2.100%,
2.284%, due 03/15/36[4,5]	250,000	217,880
Verus Securitization Trust,
Series 2019-1, Class A1,
3.836%, due 02/25/59[5,11]	251,294	253,719
Series 2019-2, Class A1,
3.211%, due 05/25/59[5,11]	305,037	307,100
Series 2019-3, Class A1,
2.784%, due 07/25/59[5,9]	221,382	224,050
Series 2019-4, Class A1,
2.642%, due 11/25/59[5,9]	264,029	265,952

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

	Face
	amount ($)	Value ($)
Mortgage-backed securities—(concluded)
Wells Fargo Commercial Mortgage Trust,
Series 2018-C44, Class C,
4.835%, due 05/15/51[11]	150,000	126,104
Total mortgage-backed securities (cost—$8,694,140)		7,629,660

Municipal bonds—0.6%
California—0.2%
State of California (Build America Bonds)
7.550%, due 04/01/39	205,000	353,525

Michigan—0.0%†
Michigan Finance Authority Hospital Revenue Refunding Bonds
3.084%, due 12/01/34	100,000	106,958

New York—0.3%
Metropolitan Transportation Authority Revenue (Build America Bonds)
6.668%, due 11/15/39	40,000	48,793
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series C-5,
3.800%, due 05/01/29	300,000	336,045
New York State Dormitory Authority,
Series F,
2.657%, due 02/15/28	150,000	157,326
Series F,
3.190%, due 02/15/43	100,000	105,705
		647,869
Tennessee—0.1%
Tennessee Valley Authority
2.875%, due 09/15/24	120,000	132,603

Utah—0.0%†
Utah Transit Authority
3.443%, due 12/15/42	100,000	102,018
Total municipal bonds (cost—$1,240,064)		1,342,973

Non-U.S. government agency obligations—0.7%
Chile Government International Bond
3.125%, due 01/21/26	200,000	217,000
Colombia Government International Bond
8.125%, due 05/21/24	135,000	161,916

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

	Face amount ($)	Value ($)
Non-U.S. government agency obligations—(concluded)
Indonesia Government International Bond
3.400%, due 09/18/29	200,000	212,300
Israel Government AID Bond
5.500%, due 09/18/33	175,000	257,124
Mexico Government International Bond
3.250%, due 04/16/30	200,000	196,800
4.750%, due 04/27/32	200,000	216,500
Panama Government International Bond
6.700%, due 01/26/36	90,000	125,297
8.875%, due 09/30/27	60,000	83,662
Republic of Poland Government International Bond
5.000%, due 03/23/22	35,000	37,494
Uruguay Government International Bond
4.125%, due 11/20/45	80,000	88,500
Total Non-U.S. government agency obligations
(cost—$1,506,594)		1,596,593

U.S. government agency obligations—5.1%
Federal Home Loan Mortgage Corporation Certificates
3.000%, due 11/01/46	236,926	250,512
3.000%, due 07/01/47	356,164	375,544
3.000%, due 08/01/47	308,106	325,028
4.000%, due 05/01/47	419,445	450,399
5.000%, due 03/01/38	18,818	21,599
5.500%, due 05/01/37	157,185	181,620
5.500%, due 08/01/40	20,519	23,498
6.500%, due 08/01/28	42,458	47,441
Federal National Mortgage Association Certificates
1.875%, due 09/24/26	200,000	214,667
2.375%, due 01/19/23	590,000	623,441
2.500%, due 05/01/35	372,865	390,478
3.000%, due 11/01/48	445,874	471,703
3.000%, due 02/01/50	706,429	743,377
3.500%, due 12/01/47	282,493	300,082
3.500%, due 02/01/48	1,569,529	1,668,744
4.000%, due 12/01/39	67,077	73,749
4.000%, due 02/01/41	38,113	41,937
4.000%, due 08/01/45	189,260	209,183
4.500%, due 09/01/37	182,751	200,858
4.500%, due 07/01/47	162,548	176,439
5.000%, due 10/01/39	8,004	9,182
5.000%, due 05/01/40	11,345	13,001
5.500%, due 08/01/39	26,106	29,022
7.000%, due 08/01/32	124,579	147,922

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

	Face
	amount ($)	Value ($)
U.S. government agency obligations—(concluded)
7.500%, due 02/01/33	1,935	2,134
Government National Mortgage Association Certificate I
4.000%, due 07/15/42	56,626	62,584
Government National Mortgage Association Certificates II
3.000%, due 01/20/47	124,482	132,214
3.000%, due 07/20/47	377,005	400,279
3.000%, due 08/20/47	287,518	305,544
3.500%, due 04/20/47	357,573	383,278
6.000%, due 11/20/28	430	484
6.000%, due 02/20/29	967	1,088
6.000%, due 02/20/34	231,403	260,036
UMBS TBA
2.500%	1,175,000	1,218,879
3.000%	375,000	395,303
3.500%	575,000	606,625
4.000%	575,000	612,016
Total U.S. government agency obligations
(cost—$10,907,928)		11,369,890

U.S. Treasury obligations—5.8%
U.S. Treasury Bonds
2.000%, due 02/15/50	80,000	91,453
2.250%, due 08/15/49	595,000	713,721
2.875%, due 05/15/49	535,000	721,999
3.125%, due 02/15/42	865,000	1,169,811
3.375%, due 11/15/48	220,000	322,592
3.750%, due 11/15/43	305,000	453,104
U.S. Treasury Inflation Index Note (TIPS)
0.250%, due 07/15/29	903,189	969,473
U.S. Treasury Notes
0.125%, due 04/30/22	1,425,000	1,424,221
1.125%, due 02/28/25	3,345,000	3,477,885
1.125%, due 02/28/27	245,000	255,470
1.375%, due 01/31/25	895,000	939,855
1.500%, due 03/31/23	1,100,000	1,140,906
1.500%, due 02/15/30	357,000	385,895
1.625%, due 08/15/29	10,000	10,910
1.750%, due 11/15/29	515,000	568,471

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

	Face amount ($)	Value ($)
U.S. Treasury obligations—(concluded)
1.875%, due 07/31/26	270,000	293,604
Total U.S. Treasury obligations
(cost—$12,268,954)		12,939,370

	Number of shares
Short-term investments—10.6%

Investment companies—10.6%
State Street Institutional U.S. Government Money Market Fund (cost—$23,822,864)	23,822,864	23,822,864

Investment of cash collateral from securities loaned—0.7%

Money market funds—0.7%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$1,680,429)	1,680,429	1,680,429
Total investments[12] (cost—$206,780,105)—100.3%		224,876,134
Liabilities in excess of other assets—(0.3)%		(744,378)
Net assets — 100.0%		$224,131,756

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments as well as the tables that follow, please refer to the end of this report.

Futures contracts

Number of contracts			Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
Index futures buy contracts:
215	USD	Russell 2000 Mini Index Futures	June 2020	11,588,996	14,972,600	3,383,604
U.S. Treasury futures buy contracts:
1	USD	U.S. Treasury Note 10 Year Futures	September 2020	138,814	139,063	249
144	USD	U.S. Treasury Note 2 Year Futures	September 2020	31,792,726	31,801,500	8,774
13	USD	U.S. Treasury Note 5 Year Futures	September 2020	1,631,097	1,633,125	2,028
Total				45,151,633	48,546,288	3,394,655

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

Number of contracts			Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)
Futures contracts— (concluded)

Index futures sell contracts:
62	USD	S&P 500 E-Mini Index Futures	June 2020	(8,026,225)	(9,430,200)	(1,403,975)
U.S. Treasury futures sell contracts:
43	USD	U.S. Treasury Note 10 Year Futures	September 2020	(5,968,905)	(5,979,688)	(10,783)
1	USD	U.S. Ultra Treasury Bond 30 Year Futures	September 2020	(219,764)	(218,031)	1,733
Total				(14,214,894)	(15,627,919)	(1,413,025)
Net unrealized appreciation (depreciation)						1,981,630

Centrally cleared credit default swap agreements on credit indices—buy protection14

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[13](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North American High Yield 34 Index	USD	5,141	06/20/25	Quarterly	5.000%	(198,412)	51,960	(146,452)

Centrally cleared credit default swap agreements on credit indices—sell protection15

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[13](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
CDX North American Investment Grade 34 Index	USD	9,500	06/20/25	Quarterly	1.000%	102,435	118,518	220,953

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[13](%)	Payments received by the Portfolio[13](%)	Upfront payments received (made)($)	Value($)	Unrealized appreciation (depreciation)($)
GS	USD	—	06/20/20	Quarterly	3 Month USD LIBOR	IBOXX Liquid High Yield Index	—	3,486	3,486
JPMCB	USD	1	06/20/20	Quarterly	3 Month USD LIBOR	IBOXX Liquid High Yield Index	—	(9,541)	(9,541)
							—	(6,055)	(6,055)

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the Fund's investments. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	129,391,820	—	—	129,391,820
Preferred stocks	—	—	0	0
Asset-backed securities	—	6,503,833	—	6,503,833
Corporate bonds	—	28,598,702	—	28,598,702
Mortgage-backed securities	—	7,629,660	—	7,629,660
Municipal bonds	—	1,342,973	—	1,342,973
Non-U.S. government agency obligations	—	1,596,593	—	1,596,593
U.S. government agency obligations	—	11,369,890	—	11,369,890
U.S. Treasury obligations	—	12,939,370	—	12,939,370
Short-term investments	—	23,822,864	—	23,822,864
Investment of cash collateral from securities loaned	—	1,680,429	—	1,680,429
Futures contracts	3,396,388	—	—	3,396,388
Swap agreements	—	173,964	—	173,964
Total	132,788,208	95,658,278	0	228,446,486

Liabilities
Futures contracts	(1,414,758)	—	—	(1,414,758)
Swap agreements	—	(9,541)	—	(9,541)
Total	(1,414,758)	(9,541)	—	(1,424,299)

At May 31, 2020, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05%

*	Non-income producing security.

1	Security, or portion thereof, was on loan at the period end.

2	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

3	Security fair valued by a Valuation Committee under the direction of the Board of Trustees.

UBS U.S. Allocation Fund

Schedule of investments – May 31, 2020 (unaudited)

4	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

5	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $16,434,572, represented 7.3% of the Fund's net assets at period end.

6	Perpetual investment. Date shown reflects the next call date.

7	Rate shown reflects annualized yield at the period end on zero coupon bond.

8	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

9	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.

10	Bond interest in default.

11	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

12	Includes $2,338,655 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $1,680,429 and non-cash collateral of $725,840.

13	Payments made or received are based on the notional amount.

14	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

15	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

Portfolio acronyms

ADR	American Depositary Receipt
FRN	Floating Rate Note
GMTN	Global Medium Term Note
GS	Goldman Sachs
JPMCB	JPMorgan Chase Bank
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over The Counter
TBA	To-Be-Announced Security
TIPS	Treasury inflation protected securities

Currency type abbreviations

USD	United States Dollar

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is ot open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and brokerdealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts, if any, are valued daily using forward exchange rates quoted by independent pricing services.

OTC swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board. Centrally cleared swaps, if any, are valued using prices from the central counterparty clearing houses.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) (formerly UBS AM Global Valuation Committee or GVC) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments.These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Schedule of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semi-annual report to shareholders dated February 29, 2020.